Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000089779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	13D Activist Fund
Average Annual Return, Percent	(2.76%)	6.32%	7.16%
C000089780
Average Annual Return [Line Items]
Line Graph and Table Measure Name	13D Activist Fund
C000089781
Average Annual Return [Line Items]
Line Graph and Table Measure Name	13D Activist Fund
Without Sales Load [Member] | C000089779
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%	7.59%	7.80%
Without Sales Load [Member] | C000089780
Average Annual Return [Line Items]
Average Annual Return, Percent	2.37%	6.78%	7.00%
Without Sales Load [Member] | C000089781
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%	7.85%	8.07%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.16%	12.09%	10.52%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.16%	12.09%	10.52%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.16%	12.09%	10.52%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%	11.56%	9.77%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%	11.56%	9.77%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%	11.56%	9.77%